Offerings	Aug. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The securities registered hereunder include such indeterminate number of (a) shares of Class A Common Stock, (b) shares of preferred stock, (c) debt securities, (d) warrants, (e) rights and (f) units, as may be sold from time to time by the registrant at unspecified prices, which shall have an aggregate initial offering price not to exceed $300,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $300,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities being registered hereunder include such indeterminate number of shares of Class A Common Stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for Class A Common Stock, preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or settlement of any units, or pursuant to the antidilution provisions of any such securities. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, settlement or exercise of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	191,630
Proposed Maximum Offering Price per Unit	28.93
Maximum Aggregate Offering Price	$ 5,543,855.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 765.61
Offering Note	Estimated pursuant to Rule 457(c), the proposed maximum offering price per share of Common Stock registered hereunder is based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on August 25, 2026, which was $28.93 per share.
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	(1) The securities registered hereunder include such indeterminate number of (a) shares of Class A Common Stock, (b) shares of preferred stock, (c) debt securities, (d) warrants, (e) rights and (f) units, as may be sold from time to time by the registrant at unspecified prices, which shall have an aggregate initial offering price not to exceed $300,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $300,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities being registered hereunder include such indeterminate number of shares of Class A Common Stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for Class A Common Stock, preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or settlement of any units, or pursuant to the antidilution provisions of any such securities. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, settlement or exercise of other securities.